Cash and cash equivalents	12 Months Ended
Oct. 31, 2020
Cash and cash equivalents [Abstract]
Cash and cash equivalents
16 Cash and cash equivalents

	October 31, 2020	October 31, 2019
	$m	$m
Cash at bank and in hand	374.3	292.2
Short-term bank deposits	362.9	63.5
Cash and cash equivalents	737.2	355.7

At October 31, 2020 and October 31, 2019, the carrying amount approximates to the fair value. The Group’s credit risk on cash and cash equivalents is limited as the counterparties are well established banks with generally high credit ratings. The credit quality of cash and cash equivalents is as follows:

	October 31, 2020	October 31, 2019
	$m	$m
S&P/Moody’s/Fitch rating:
AAA	358.4	69.8
AA-	27.2	87.6
A+	318.6	144.4
A	9.9	23.4
A-	9.1	14.4
BBB+	2.4	1.7
BBB	2.7	4.5
BBB-	0.4	0.8
BB+	0.6	0.8
BB	1.1	0.3
BB-	4.3	6.3
B+	0.2	0.2
CCC+	1.1	-
C-	1.2	-
Not Rated	-	1.5
	737.2	355.7

Where the opinions of the rating agencies differ, the lowest applicable rating has been assigned to the counterparty.